segment information (Tables)	6 Months Ended
Jun. 30, 2020
segment information
Reconciliation of revenue and income before income taxes by segment

	Wireless		Wireline		Eliminations		Consolidated
Three-month periods ended June 30 (millions)	2020	2019	2020	2019	2020	2019	2020	2019
Operating revenues
External revenues
Service	$1,485	$1,534	$1,765	$1,552	$—	$—	$3,250	$3,086
Equipment	347	444	59	57	—	—	406	501
Revenues arising from contracts with customers	1,832	1,978	1,824	1,609	—	—	3,656	3,587
Other operating income	(1)	5	73	5	—	—	72	10
	1,831	1,983	1,897	1,614	—	—	3,728	3,597
Intersegment revenues	15	14	64	60	(79)	(74)	—	—
	$1,846	$1,997	$1,961	$1,674	$(79)	$(74)	$3,728	$3,597
EBITDA [1]	$870	$919	$489	$454	$—	$—	$1,359	$1,373
CAPEX, excluding spectrum licences [2]	$234	$223	$522	$547	$—	$—	$756	$770

Operating revenues – external (above)	$3,728	$3,597
Goods and services purchased	1,458	1,466
Employee benefits expense	911	758
EBITDA (above)	1,359	1,373
Depreciation	505	470
Amortization	220	163
Operating income	634	740
Financing costs	202	189
Income before income taxes	$432	$551

Six-month periods ended June 30	Wireless		Wireline		Eliminations		Consolidated
(millions)	2020	2019	2020	2019	2020	2019	2020	2019
Operating revenues
External revenues
Service	$3,008	$3,034	$3,487	$3,072	$—	$—	$6,495	$6,106
Equipment	709	863	115	107	—	—	824	970
Revenues arising from contracts with customers	3,717	3,897	3,602	3,179	—	—	7,319	7,076
Other operating income	(2)	10	105	17	—	—	103	27
	3,715	3,907	3,707	3,196	—	—	7,422	7,103
Intersegment revenues	29	27	127	116	(156)	(143)	—	—
	$3,744	$3,934	$3,834	$3,312	$(156)	$(143)	$7,422	$7,103
EBITDA [1]	$1,804	$1,827	$964	$925	$—	$—	$2,768	$2,752
CAPEX, excluding spectrum licences [2]	$428	$400	$993	$1,016	$—	$—	$1,421	$1,416

Operating revenues – external (above)	$7,422	$7,103
Goods and services purchased	2,870	2,887
Employee benefits expense	1,784	1,464
EBITDA (above)	2,768	2,752
Depreciation	1,028	940
Amortization	422	310
Operating income	1,318	1,502
Financing costs	394	357
Income before income taxes	$924	$1,145
(1)

Earnings before interest, income taxes, depreciation and amortization (EBITDA) does not have any standardized meaning prescribed by IFRS- IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

(2)

Total capital expenditures (CAPEX); see Note 31(a) for a reconciliation of capital expenditures, excluding spectrum licences to cash payments for capital assets, excluding spectrum licences reported in the Consolidated statements of cash flows.